Consolidated Statements of Changes in Total Equity (USD $) In Thousands, except Share data	Total	General Partner [Member]	Total Equity Partners' Equity Common Units [Member] Limited Partners [Member]	Total Equity Partners' Equity Common [Member] Limited Partners [Member]	Total Equity Partners' Equity Accumulated Other Comprehensive Income [Member]	Total Equity Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2010	$ 913,323	$ 39,779	$ 0	$ 856,421	$ 0	$ 17,123
Beginning balance, units at Dec. 31, 2010			55,106,000
Net income	97,356	11,474	0	78,374	0	7,508
Other comprehensive income	0
Cash distributions	(159,581)	(12,477)	0	(146,903)	0	(201)
Equity based compensation (note 16)	95	2	0	93	0	0
Proceeds from equity offering (note 15)	341,178	7,122	0	334,056	0	0
Proceeds from equity offerings (note 15), units			9,752,000
Acquisition of Skaugen Multigas Subsidiaries (note 11d)	(8,231)	(379)	0	(7,852)	0	0
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 11f)	(46,243)	(2,120)	0	(44,123)	0	0
Sale of 1% interest in Skaugen LPG and Multigas subsidiaries to General Partner (note 11e)	1,812	0	0	0	0	1,812
Ending balance at Dec. 31, 2011	1,139,709	43,401	0	1,070,066	0	26,242
Ending balance, units at Dec. 31, 2011			64,858,000
Net income	139,142	21,303	0	102,402	0	15,437
Other comprehensive income	0
Cash distributions	(196,294)	(20,454)	0	(175,455)	0	(385)
Re-investment tax credit (note 10)	5,305	105	0	5,200	0	0
Equity based compensation (note 16)	34	2	0	32	0	0
Proceeds from equity offering (note 15)	182,316	3,784	0	178,532	0	0
Proceeds from equity offerings (note 15), units			4,826,000
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 11f)	(15,938)	(795)	0	(15,143)	0	0
Ending balance at Dec. 31, 2012	1,254,274	47,346	0	1,165,634	0	41,294
Ending balance, units at Dec. 31, 2012			69,684,000
Net income	213,315	25,365	0	175,877	0	12,073
Other comprehensive income	131	0	0	0	131	0
Cash distributions	(215,789)	(24,136)	0	(191,280)	0	(373)
Equity based compensation (note 16)	1,333	27	0	1,306	0	0
Equity based compensation (note 16), units			7,000
Proceeds from equity offering (note 15)	190,520	3,924	0	186,596	0	0
Proceeds from equity offerings (note 15), units			4,505,000
Ending balance at Dec. 31, 2013	$ 1,443,784	$ 52,526	$ 0	$ 1,338,133	$ 131	$ 52,994
Ending balance, units at Dec. 31, 2013			74,196,000